WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 9.4%
	CLO — 5.2%
50,000	BSPRT 2021-FL6 Issuer Ltd. Series FL6 D(a),(b)	TSFR1M + 3.114%	7.4780	03/15/36	$ 50,211
50,000	BSPRT 2022-FL8 Issuer Ltd. Series FL8 C(a),(b)	SOFR30A + 2.300%	6.6430	02/15/37	49,976
75,000	GPMT 2021-FL3 Ltd. Series FL3 AS(a),(b)	TSFR1M + 1.964%	6.3240	07/16/35	74,898
50,000	LoanCore 2021-CRE5 Issuer Ltd. Series CRE5 AS(a),(b)	TSFR1M + 1.864%	6.2280	07/15/36	50,179
50,000	STWD 2022-FL3 Ltd. Series FL3 AS(a),(b)	SOFR30A + 1.800%	6.1430	11/15/38	50,175
50,000	TRTX 2022-FL5 Issuer Ltd. Series FL5 AS(a),(b)	TSFR1M + 2.150%	6.5130	02/15/39	50,138
					325,577
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
262,263	JP Morgan Mortgage Trust Series 2024-5 Series 5 A6(a),(c)		6.0000	11/25/54	264,011

	TOTAL ASSET BACKED SECURITIES (Cost $588,550)				589,588

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.3%
	ADVERTISING & MARKETING — 0.8%
50,000	Stagwell Global, LLC(a)		5.6250	08/15/29	48,266

	HOME & OFFICE PRODUCTS — 3.2%
50,000	Newell Brands, Inc.		6.3750	05/15/30	49,436
50,000	Newell Brands, Inc.		6.6250	05/15/32	48,932
100,000	Whirlpool Corporation		6.5000	06/15/33	100,793
					199,161
	MACHINERY — 0.4%
25,000	Manitowoc Company, Inc. (The)(a)		9.2500	10/01/31	26,344

	METALS & MINING — 0.7%
50,000	SunCoke Energy, Inc.(a)		4.8750	06/30/29	45,700

	OIL & GAS PRODUCERS — 0.4%
25,000	Global Partners LP / GLP Finance Corp(a)		7.1250	07/01/33	25,607

	SOFTWARE — 1.6%
100,000	Pagaya US Holdings Company, LLC(a)		8.8750	08/01/30	100,507

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.3% (Continued)
	SPECIALTY FINANCE — 3.2%
100,000	Atlas Warehouse Lending Company, L.P.(a)	6.2500	01/15/30	$ 102,426
100,000	Rithm Capital Corporation(a)	8.0000	04/01/29	102,462
				204,888
	TOTAL CORPORATE BONDS (Cost $646,089)			650,473

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 66.9%
	AGENCY FIXED RATE — 38.8%
185,214	Fannie Mae Pool MA5070	4.5000	07/01/53	178,615
202,676	Fannie Mae Pool MA5294	5.0000	03/01/54	200,046
104,690	Fannie Mae Pool MA5352	5.0000	05/01/54	103,332
110,867	Fannie Mae Pool MA5419	5.0000	07/01/54	109,538
215,281	Fannie Mae Pool MA5495	4.5000	10/01/54	207,285
209,219	Fannie Mae Pool MA5530	5.0000	11/01/54	206,504
100,490	Fannie Mae Pool MA5585	5.0000	01/01/55	99,192
197,477	Fannie Mae Pool MA5613	5.0000	02/01/55	194,915
179,818	Freddie Mac Pool SD8244	4.0000	09/01/52	168,214
213,366	Freddie Mac Pool SD8340	4.5000	07/01/53	205,635
219,343	Freddie Mac Pool SD8347	4.5000	08/01/53	211,438
179,918	Freddie Mac Pool SD8360	4.5000	09/01/53	173,359
159,002	Freddie Mac Pool SD6706	4.5000	01/01/54	153,304
233,902	Freddie Mac Pool SD7379	5.5000	01/01/55	235,438
				2,446,815
	U.S. TREASURY BONDS — 28.1%
300,000	United States Treasury Bond	4.3750	11/15/39	293,168
400,000	United States Treasury Bond	4.6250	02/15/40	400,845
250,000	United States Treasury Bond	4.3750	05/15/40	243,359
100,000	United States Treasury Bond	4.7500	11/15/43	99,105
300,000	United States Treasury Bond	4.6250	11/15/44	291,117
350,000	United States Treasury Bond	4.7500	02/15/45	344,914
100,000	United States Treasury Bond	4.8750	08/15/45	100,125
				$ 1,772,633

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
U.S. GOVERNMENT & AGENCIES — 66.9% (Continued)
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,198,612)			$ 4,219,448

	TOTAL INVESTMENTS - 86.6% (Cost $5,433,251)			$ 5,459,509
	OTHER ASSETS IN EXCESS OF LIABILITIES- 13.4%			842,576
	NET ASSETS - 100.0%			$ 6,302,085

LLC	- Limited Liability Company
LP	- Limited Partnership
Ltd.	- Limited Company

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
TSFR1M	Term SOFR Secured Overnight Financing Rate 1 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025, the total market value of 144A securities is 1,040,900 or 16.5% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security; the rate shown represents the rate on August 31, 2025.